Accounts Receivable (Details) - Schedule of Accounts Receivables and Unbilled Energy Incentives - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivables and Unbilled Energy Incentives [Abstract]
Accounts receivable	$ 21	$ 3
Total	$ 21	$ 3